Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 01, 2014
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 30, 2014 to the

Prospectus dated April 1, 2014, Revised as of April 3, 2014

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies on page 5 for the RetireSMARTSM Conservative Fund:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies on page 11 for the RetireSMARTSM Moderate Fund:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies on page 17 for the RetireSMARTSM Moderate Growth Fund:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies on page 23 for the RetireSMARTSM Growth Fund:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies on page 29 for the RetireSMARTSM In Retirement Fund:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the first paragraph and table under Performance Information on pages 32 and 33 for the RetireSMARTSM In Retirement Fund:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class I, Class R5, and Class R4 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Service Class shares, adjusted for Class R4 shares to reflect Class R4 expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Ten Years
Service Class	Return Before Taxes	6.93%	9.74%	5.05%
	Return After Taxes on Distributions	5.88%	8.96%	3.89%
	Return After Taxes on Distributions and Sale of Fund Shares	4.10%	7.47%	3.65%
Class I	Return Before Taxes	6.93%	9.74%	5.05%
Class R5	Return Before Taxes	6.93%	9.74%	5.05%
Administrative Class	Return Before Taxes	6.83%	9.71%	5.02%
Class A	Return Before Taxes	0.39%	8.01%	4.03%
Class R4	Return Before Taxes	6.66%	9.47%	4.79%
Class R3	Return Before Taxes	6.13%	8.98%	4.33%
S&P Target Date Retirement Income Index(1) (reflects no deduction for fees, expenses, or taxes)		6.28%	7.62%	4.85%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		-2.02%	4.44%	4.55%

(1)
Going forward, the Fund’s performance benchmark index will be the S&P Target Date Retirement Income Index rather than the Barclays U.S. Aggregate Bond Index because the S&P Target Date Retirement Income Index more closely represents the Fund’s investment strategy.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies on page 35 for the RetireSMARTSM 2010 Fund:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the first paragraph and table under Performance Information on pages 38 and 39 for the RetireSMARTSM 2010 Fund:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class I, Class R5, and Class R4 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Service Class shares, adjusted for Class R4 shares to reflect Class R4 expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Ten Years
Service Class	Return Before Taxes	10.46%	11.68%	5.21%
	Return After Taxes on Distributions	9.57%	11.05%	4.23%
	Return After Taxes on Distributions and Sale of Fund Shares	6.18%	9.15%	3.85%
Class I	Return Before Taxes	10.46%	11.68%	5.21%
Class R5	Return Before Taxes	10.46%	11.68%	5.21%
Administrative Class	Return Before Taxes	10.36%	11.61%	5.14%
Class A	Return Before Taxes	3.67%	9.90%	4.16%
Class R4	Return Before Taxes	10.19%	11.41%	4.95%
Class R3	Return Before Taxes	9.65%	10.89%	4.47%
S&P Target Date 2010 Index(1) (reflects no deduction for fees, expenses, or taxes)		9.42%	9.16%	5.47%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		-2.02%	4.44%	4.55%

(1)
Going forward, the Fund’s performance benchmark index will be the S&P Target Date 2010 Index rather than the Barclays U.S. Aggregate Bond Index because the S&P Target Date 2010 Index more closely represents the Fund’s investment strategy.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies on page 41 for the RetireSMARTSM 2015 Fund:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the first paragraph and table under Performance Information on pages 44 and 45 for the RetireSMARTSM 2015 Fund:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class I, Class R5, Class R4, and Class R3 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Service Class shares, adjusted for Class R4 and Class R3 shares to reflect Class R4 and Class R3 expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Since Inception (04/01/10)
Service Class	Return Before Taxes	13.87%	9.47%
	Return After Taxes on Distributions	10.90%	7.96%
	Return After Taxes on Distributions and Sale of Fund Shares	8.44%	7.06%
Class I	Return Before Taxes	13.87%	9.47%
Class R5	Return Before Taxes	13.87%	9.47%
Administrative Class	Return Before Taxes	13.84%	9.42%
Class A	Return Before Taxes	6.95%	7.34%
Class R4	Return Before Taxes	13.30%	8.93%
Class R3	Return Before Taxes	13.58%	9.20%
S&P Target Date 2015 Index(1) (reflects no deduction for fees, expenses, or taxes)		12.16%	8.49%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		-2.02%	3.86%

(1)
Going forward, the Fund’s performance benchmark index will be the S&P Target Date 2015 Index rather than the Barclays U.S. Aggregate Bond Index because the S&P Target Date 2015 Index more closely represents the Fund’s investment strategy.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies on page 47 for the RetireSMARTSM 2020 Fund:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the first paragraph and table under Performance Information on pages 50 and 51 for the RetireSMARTSM 2020 Fund:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class I, Class R5, and Class R4 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Service Class shares, adjusted for Class R4 shares to reflect Class R4 expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Ten Years
Service Class	Return Before Taxes	17.50%	14.50%	5.86%
	Return After Taxes on Distributions	16.99%	14.12%	5.02%
	Return After Taxes on Distributions and Sale of Fund Shares	10.30%	11.64%	4.53%
Class I	Return Before Taxes	17.50%	14.50%	5.86%
Class R5	Return Before Taxes	17.50%	14.50%	5.86%
Administrative Class	Return Before Taxes	17.47%	14.44%	5.80%
Class A	Return Before Taxes	10.35%	12.68%	4.81%
Class R4	Return Before Taxes	17.21%	14.22%	5.60%
Class R3	Return Before Taxes	16.66%	13.68%	5.12%
S&P Target Date 2020 Index(1) (reflects no deduction for fees, expenses, or taxes)		14.76%	11.75%	6.26%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		32.39%	17.94%	7.41%

(1)
Going forward, the Fund’s performance benchmark index will be the S&P Target Date 2020 Index rather than the S&P 500® Index because the S&P Target Date 2020 Index more closely represents the Fund’s investment strategy.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies on page 53 for the RetireSMARTSM 2025 Fund:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the first paragraph and table under Performance Information on pages 56 and 57 for the RetireSMARTSM 2025 Fund:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class I, Class R5, Class R4, and Class R3 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Service Class shares, adjusted for Class R4 and Class R3 shares to reflect Class R4 and Class R3 expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Since Inception (04/01/10)
Service Class	Return Before Taxes	20.38%	11.09%
	Return After Taxes on Distributions	18.08%	9.93%
	Return After Taxes on Distributions and Sale of Fund Shares	12.50%	8.65%
Class I	Return Before Taxes	20.38%	11.09%
Class R5	Return Before Taxes	20.38%	11.09%
Administrative Class	Return Before Taxes	20.33%	11.04%
Class A	Return Before Taxes	12.98%	8.92%
Class R4	Return Before Taxes	20.08%	10.82%
Class R3	Return Before Taxes	19.79%	10.55%
S&P Target Date 2025 Index(1) (reflects no deduction for fees, expenses, or taxes)		17.03%	10.08%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		32.39%	15.40%

(1)
Going forward, the Fund’s performance benchmark index will be the S&P Target Date 2025 Index rather than the S&P 500® Index because the S&P Target Date 2025 Index more closely represents the Fund’s investment strategy.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies on page 59 for the RetireSMARTSM 2030 Fund:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the first paragraph and table under Performance Information on pages 62 and 63 for the RetireSMARTSM 2030 Fund:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class I, Class R5, and Class R4 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Service Class shares, adjusted for Class R4 shares to reflect Class R4 expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Ten Years
Service Class	Return Before Taxes	21.84%	15.89%	6.23%
	Return After Taxes on Distributions	21.22%	15.56%	5.51%
	Return After Taxes on Distributions and Sale of Fund Shares	12.85%	12.84%	4.96%
Class I	Return Before Taxes	21.84%	15.89%	6.23%
Class R5	Return Before Taxes	21.84%	15.89%	6.23%
Administrative Class	Return Before Taxes	21.77%	15.81%	6.16%
Class A	Return Before Taxes	14.34%	14.03%	5.17%
Class R4	Return Before Taxes	21.54%	15.60%	5.96%
Class R3	Return Before Taxes	20.98%	15.07%	5.48%
S&P Target Date 2030 Index(1) (reflects no deduction for fees, expenses, or taxes)		19.14%	13.60%	6.73%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		32.39%	17.94%	7.41%

(1)
Going forward, the Fund’s performance benchmark index will be the S&P Target Date 2030 Index rather than the S&P 500® Index because the S&P Target Date 2030 Index more closely represents the Fund’s investment strategy.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies on page 65 for the RetireSMARTSM 2035 Fund:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the first paragraph and table under Performance Information on pages 68 and 69 for the RetireSMARTSM 2035 Fund:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class I, Class R5, Class R4, and Class R3 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Service Class shares, adjusted for Class R4 and Class R3 shares to reflect Class R4 and Class R3 expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Since Inception (04/01/10)
Service Class	Return Before Taxes	22.88%	11.67%
	Return After Taxes on Distributions	21.28%	10.75%
	Return After Taxes on Distributions and Sale of Fund Shares	14.03%	9.25%
Class I	Return Before Taxes	22.88%	11.67%
Class R5	Return Before Taxes	22.88%	11.67%
Administrative Class	Return Before Taxes	22.85%	11.62%
Class A	Return Before Taxes	15.35%	9.48%
Class R4	Return Before Taxes	22.58%	11.40%
Class R3	Return Before Taxes	22.28%	11.13%
S&P Target Date 2035 Index(1) (reflects no deduction for fees, expenses, or taxes)		20.84%	11.20%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		32.39%	15.40%

(1)
Going forward, the Fund’s performance benchmark index will be the S&P Target Date 2035 Index rather than the S&P 500® Index because the S&P Target Date 2035 Index more closely represents the Fund’s investment strategy.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies on page 71 for the RetireSMARTSM 2040 Fund:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the first paragraph and table under Performance Information on pages 74 and 75 for the RetireSMARTSM 2040 Fund:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class I, Class R5, and Class R4 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Service Class shares, adjusted for Class R4 shares to reflect Class R4 expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Ten Years
Service Class	Return Before Taxes	23.20%	16.24%	6.49%
	Return After Taxes on Distributions	22.50%	15.94%	5.80%
	Return After Taxes on Distributions and Sale of Fund Shares	13.68%	13.14%	5.24%
Class I	Return Before Taxes	23.20%	16.24%	6.49%
Class R5	Return Before Taxes	23.20%	16.24%	6.49%
Administrative Class	Return Before Taxes	23.07%	16.12%	6.43%
Class A	Return Before Taxes	15.55%	14.39%	5.43%
Class R4	Return Before Taxes	22.60%	15.67%	5.97%
Class R3	Return Before Taxes	22.20%	15.39%	5.74%
S&P Target Date 2040 Index(1) (reflects no deduction for fees, expenses, or taxes)		22.10%	14.77%	6.96%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		32.39%	17.94%	7.41%

(1)
Going forward, the Fund’s performance benchmark index will be the S&P Target Date 2040 Index rather than the S&P 500® Index because the S&P Target Date 2040 Index more closely represents the Fund’s investment strategy.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies on page 77 for the RetireSMARTSM 2045 Fund:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the first paragraph and table under Performance Information on pages 80 and 81 for the RetireSMARTSM 2045 Fund:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance . Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class I, Class R5, Class R4, and Class R3 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Service Class shares, adjusted for Class R4 and Class R3 shares to reflect Class R4 and Class R3 expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Since Inception (04/01/10)
Service Class	Return Before Taxes	25.33%	12.31%
	Return After Taxes on Distributions	23.60%	11.33%
	Return After Taxes on Distributions and Sale of Fund Shares	15.64%	9.83%
Class I	Return Before Taxes	25.33%	12.31%
Class R5	Return Before Taxes	25.33%	12.31%
Administrative Class	Return Before Taxes	25.29%	12.26%
Class A	Return Before Taxes	17.61%	10.11%
Class R4	Return Before Taxes	25.02%	12.05%
Class R3	Return Before Taxes	24.72%	11.77%
S&P Target Date 2045 Index(1) (reflects no deduction for fees, expenses, or taxes)		23.14%	11.88%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		32.39%	15.40%

(1)
Going forward, the Fund’s performance benchmark index will be the S&P Target Date 2045 Index rather than the S&P 500® Index because the S&P Target Date 2045 Index more closely represents the Fund’s investment strategy.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies on page 83 for the RetireSMARTSM 2050 Fund:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the first paragraph and table under Performance Information on page 87 for the RetireSMARTSM 2050 Fund:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class I, Class R5, and Class R4 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Service Class shares, adjusted for Class R4 shares to reflect Class R4 expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Since Inception (12/17/07)
Service Class	Return Before Taxes	25.48%	16.79%	4.76%
	Return After Taxes on Distributions	22.96%	15.72%	3.86%
	Return After Taxes on Distributions and Sale of Fund Shares	16.19%	13.68%	3.72%
Class I	Return Before Taxes	25.48%	16.79%	4.76%
Class R5	Return Before Taxes	25.48%	16.79%	4.76%
Administrative Class	Return Before Taxes	25.42%	16.76%	4.73%
Class A	Return Before Taxes	17.74%	14.99%	3.36%
Class R4	Return Before Taxes	25.18%	16.50%	4.51%
Class R3	Return Before Taxes	24.60%	15.95%	4.02%
S&P Target Date 2050 Index(1) (reflects no deduction for fees, expenses, or taxes)		24.13%	15.27%	4.74%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		32.39%	17.94%	6.21%

(1)
Going forward, the Fund’s performance benchmark index will be the S&P Target Date 2050 Index rather than the S&P 500® Index because the S&P Target Date 2050 Index more closely represents the Fund’s investment strategy.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies on page 90 for the RetireSMARTSM 2055 Fund:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

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MassMutual RetireSMART Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 30, 2014 to the

Prospectus dated April 1, 2014, Revised as of April 3, 2014

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies on page 5 for the RetireSMARTSM Conservative Fund:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 30, 2014 to the

Prospectus dated April 1, 2014, Revised as of April 3, 2014

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies on page 11 for the RetireSMARTSM Moderate Fund:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART Moderate Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 30, 2014 to the

Prospectus dated April 1, 2014, Revised as of April 3, 2014

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies on page 17 for the RetireSMARTSM Moderate Growth Fund:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 30, 2014 to the

Prospectus dated April 1, 2014, Revised as of April 3, 2014

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies on page 23 for the RetireSMARTSM Growth Fund:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART In Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 30, 2014 to the

Prospectus dated April 1, 2014, Revised as of April 3, 2014

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies on page 29 for the RetireSMARTSM In Retirement Fund:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the first paragraph and table under Performance Information on pages 32 and 33 for the RetireSMARTSM In Retirement Fund:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class I, Class R5, and Class R4 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Service Class shares, adjusted for Class R4 shares to reflect Class R4 expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Ten Years
Service Class	Return Before Taxes	6.93%	9.74%	5.05%
	Return After Taxes on Distributions	5.88%	8.96%	3.89%
	Return After Taxes on Distributions and Sale of Fund Shares	4.10%	7.47%	3.65%
Class I	Return Before Taxes	6.93%	9.74%	5.05%
Class R5	Return Before Taxes	6.93%	9.74%	5.05%
Administrative Class	Return Before Taxes	6.83%	9.71%	5.02%
Class A	Return Before Taxes	0.39%	8.01%	4.03%
Class R4	Return Before Taxes	6.66%	9.47%	4.79%
Class R3	Return Before Taxes	6.13%	8.98%	4.33%
S&P Target Date Retirement Income Index(1) (reflects no deduction for fees, expenses, or taxes)		6.28%	7.62%	4.85%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		-2.02%	4.44%	4.55%

(1)
Going forward, the Fund’s performance benchmark index will be the S&P Target Date Retirement Income Index rather than the Barclays U.S. Aggregate Bond Index because the S&P Target Date Retirement Income Index more closely represents the Fund’s investment strategy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 30, 2014 to the

Prospectus dated April 1, 2014, Revised as of April 3, 2014

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies on page 35 for the RetireSMARTSM 2010 Fund:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the first paragraph and table under Performance Information on pages 38 and 39 for the RetireSMARTSM 2010 Fund:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class I, Class R5, and Class R4 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Service Class shares, adjusted for Class R4 shares to reflect Class R4 expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Ten Years
Service Class	Return Before Taxes	10.46%	11.68%	5.21%
	Return After Taxes on Distributions	9.57%	11.05%	4.23%
	Return After Taxes on Distributions and Sale of Fund Shares	6.18%	9.15%	3.85%
Class I	Return Before Taxes	10.46%	11.68%	5.21%
Class R5	Return Before Taxes	10.46%	11.68%	5.21%
Administrative Class	Return Before Taxes	10.36%	11.61%	5.14%
Class A	Return Before Taxes	3.67%	9.90%	4.16%
Class R4	Return Before Taxes	10.19%	11.41%	4.95%
Class R3	Return Before Taxes	9.65%	10.89%	4.47%
S&P Target Date 2010 Index(1) (reflects no deduction for fees, expenses, or taxes)		9.42%	9.16%	5.47%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		-2.02%	4.44%	4.55%

(1)
Going forward, the Fund’s performance benchmark index will be the S&P Target Date 2010 Index rather than the Barclays U.S. Aggregate Bond Index because the S&P Target Date 2010 Index more closely represents the Fund’s investment strategy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 30, 2014 to the

Prospectus dated April 1, 2014, Revised as of April 3, 2014

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies on page 41 for the RetireSMARTSM 2015 Fund:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the first paragraph and table under Performance Information on pages 44 and 45 for the RetireSMARTSM 2015 Fund:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class I, Class R5, Class R4, and Class R3 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Service Class shares, adjusted for Class R4 and Class R3 shares to reflect Class R4 and Class R3 expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Since Inception (04/01/10)
Service Class	Return Before Taxes	13.87%	9.47%
	Return After Taxes on Distributions	10.90%	7.96%
	Return After Taxes on Distributions and Sale of Fund Shares	8.44%	7.06%
Class I	Return Before Taxes	13.87%	9.47%
Class R5	Return Before Taxes	13.87%	9.47%
Administrative Class	Return Before Taxes	13.84%	9.42%
Class A	Return Before Taxes	6.95%	7.34%
Class R4	Return Before Taxes	13.30%	8.93%
Class R3	Return Before Taxes	13.58%	9.20%
S&P Target Date 2015 Index(1) (reflects no deduction for fees, expenses, or taxes)		12.16%	8.49%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		-2.02%	3.86%

(1)
Going forward, the Fund’s performance benchmark index will be the S&P Target Date 2015 Index rather than the Barclays U.S. Aggregate Bond Index because the S&P Target Date 2015 Index more closely represents the Fund’s investment strategy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 30, 2014 to the

Prospectus dated April 1, 2014, Revised as of April 3, 2014

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies on page 47 for the RetireSMARTSM 2020 Fund:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the first paragraph and table under Performance Information on pages 50 and 51 for the RetireSMARTSM 2020 Fund:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class I, Class R5, and Class R4 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Service Class shares, adjusted for Class R4 shares to reflect Class R4 expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Ten Years
Service Class	Return Before Taxes	17.50%	14.50%	5.86%
	Return After Taxes on Distributions	16.99%	14.12%	5.02%
	Return After Taxes on Distributions and Sale of Fund Shares	10.30%	11.64%	4.53%
Class I	Return Before Taxes	17.50%	14.50%	5.86%
Class R5	Return Before Taxes	17.50%	14.50%	5.86%
Administrative Class	Return Before Taxes	17.47%	14.44%	5.80%
Class A	Return Before Taxes	10.35%	12.68%	4.81%
Class R4	Return Before Taxes	17.21%	14.22%	5.60%
Class R3	Return Before Taxes	16.66%	13.68%	5.12%
S&P Target Date 2020 Index(1) (reflects no deduction for fees, expenses, or taxes)		14.76%	11.75%	6.26%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		32.39%	17.94%	7.41%

(1)
Going forward, the Fund’s performance benchmark index will be the S&P Target Date 2020 Index rather than the S&P 500® Index because the S&P Target Date 2020 Index more closely represents the Fund’s investment strategy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 30, 2014 to the

Prospectus dated April 1, 2014, Revised as of April 3, 2014

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies on page 53 for the RetireSMARTSM 2025 Fund:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the first paragraph and table under Performance Information on pages 56 and 57 for the RetireSMARTSM 2025 Fund:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class I, Class R5, Class R4, and Class R3 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Service Class shares, adjusted for Class R4 and Class R3 shares to reflect Class R4 and Class R3 expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Since Inception (04/01/10)
Service Class	Return Before Taxes	20.38%	11.09%
	Return After Taxes on Distributions	18.08%	9.93%
	Return After Taxes on Distributions and Sale of Fund Shares	12.50%	8.65%
Class I	Return Before Taxes	20.38%	11.09%
Class R5	Return Before Taxes	20.38%	11.09%
Administrative Class	Return Before Taxes	20.33%	11.04%
Class A	Return Before Taxes	12.98%	8.92%
Class R4	Return Before Taxes	20.08%	10.82%
Class R3	Return Before Taxes	19.79%	10.55%
S&P Target Date 2025 Index(1) (reflects no deduction for fees, expenses, or taxes)		17.03%	10.08%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		32.39%	15.40%

(1)
Going forward, the Fund’s performance benchmark index will be the S&P Target Date 2025 Index rather than the S&P 500® Index because the S&P Target Date 2025 Index more closely represents the Fund’s investment strategy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 30, 2014 to the

Prospectus dated April 1, 2014, Revised as of April 3, 2014

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies on page 59 for the RetireSMARTSM 2030 Fund:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the first paragraph and table under Performance Information on pages 62 and 63 for the RetireSMARTSM 2030 Fund:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class I, Class R5, and Class R4 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Service Class shares, adjusted for Class R4 shares to reflect Class R4 expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Ten Years
Service Class	Return Before Taxes	21.84%	15.89%	6.23%
	Return After Taxes on Distributions	21.22%	15.56%	5.51%
	Return After Taxes on Distributions and Sale of Fund Shares	12.85%	12.84%	4.96%
Class I	Return Before Taxes	21.84%	15.89%	6.23%
Class R5	Return Before Taxes	21.84%	15.89%	6.23%
Administrative Class	Return Before Taxes	21.77%	15.81%	6.16%
Class A	Return Before Taxes	14.34%	14.03%	5.17%
Class R4	Return Before Taxes	21.54%	15.60%	5.96%
Class R3	Return Before Taxes	20.98%	15.07%	5.48%
S&P Target Date 2030 Index(1) (reflects no deduction for fees, expenses, or taxes)		19.14%	13.60%	6.73%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		32.39%	17.94%	7.41%

(1)
Going forward, the Fund’s performance benchmark index will be the S&P Target Date 2030 Index rather than the S&P 500® Index because the S&P Target Date 2030 Index more closely represents the Fund’s investment strategy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 30, 2014 to the

Prospectus dated April 1, 2014, Revised as of April 3, 2014

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies on page 65 for the RetireSMARTSM 2035 Fund:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the first paragraph and table under Performance Information on pages 68 and 69 for the RetireSMARTSM 2035 Fund:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class I, Class R5, Class R4, and Class R3 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Service Class shares, adjusted for Class R4 and Class R3 shares to reflect Class R4 and Class R3 expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Since Inception (04/01/10)
Service Class	Return Before Taxes	22.88%	11.67%
	Return After Taxes on Distributions	21.28%	10.75%
	Return After Taxes on Distributions and Sale of Fund Shares	14.03%	9.25%
Class I	Return Before Taxes	22.88%	11.67%
Class R5	Return Before Taxes	22.88%	11.67%
Administrative Class	Return Before Taxes	22.85%	11.62%
Class A	Return Before Taxes	15.35%	9.48%
Class R4	Return Before Taxes	22.58%	11.40%
Class R3	Return Before Taxes	22.28%	11.13%
S&P Target Date 2035 Index(1) (reflects no deduction for fees, expenses, or taxes)		20.84%	11.20%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		32.39%	15.40%

(1)
Going forward, the Fund’s performance benchmark index will be the S&P Target Date 2035 Index rather than the S&P 500® Index because the S&P Target Date 2035 Index more closely represents the Fund’s investment strategy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 30, 2014 to the

Prospectus dated April 1, 2014, Revised as of April 3, 2014

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies on page 71 for the RetireSMARTSM 2040 Fund:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the first paragraph and table under Performance Information on pages 74 and 75 for the RetireSMARTSM 2040 Fund:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class I, Class R5, and Class R4 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Service Class shares, adjusted for Class R4 shares to reflect Class R4 expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Ten Years
Service Class	Return Before Taxes	23.20%	16.24%	6.49%
	Return After Taxes on Distributions	22.50%	15.94%	5.80%
	Return After Taxes on Distributions and Sale of Fund Shares	13.68%	13.14%	5.24%
Class I	Return Before Taxes	23.20%	16.24%	6.49%
Class R5	Return Before Taxes	23.20%	16.24%	6.49%
Administrative Class	Return Before Taxes	23.07%	16.12%	6.43%
Class A	Return Before Taxes	15.55%	14.39%	5.43%
Class R4	Return Before Taxes	22.60%	15.67%	5.97%
Class R3	Return Before Taxes	22.20%	15.39%	5.74%
S&P Target Date 2040 Index(1) (reflects no deduction for fees, expenses, or taxes)		22.10%	14.77%	6.96%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		32.39%	17.94%	7.41%

(1)
Going forward, the Fund’s performance benchmark index will be the S&P Target Date 2040 Index rather than the S&P 500® Index because the S&P Target Date 2040 Index more closely represents the Fund’s investment strategy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 30, 2014 to the

Prospectus dated April 1, 2014, Revised as of April 3, 2014

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies on page 77 for the RetireSMARTSM 2045 Fund:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the first paragraph and table under Performance Information on pages 80 and 81 for the RetireSMARTSM 2045 Fund:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance . Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class I, Class R5, Class R4, and Class R3 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Service Class shares, adjusted for Class R4 and Class R3 shares to reflect Class R4 and Class R3 expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Since Inception (04/01/10)
Service Class	Return Before Taxes	25.33%	12.31%
	Return After Taxes on Distributions	23.60%	11.33%
	Return After Taxes on Distributions and Sale of Fund Shares	15.64%	9.83%
Class I	Return Before Taxes	25.33%	12.31%
Class R5	Return Before Taxes	25.33%	12.31%
Administrative Class	Return Before Taxes	25.29%	12.26%
Class A	Return Before Taxes	17.61%	10.11%
Class R4	Return Before Taxes	25.02%	12.05%
Class R3	Return Before Taxes	24.72%	11.77%
S&P Target Date 2045 Index(1) (reflects no deduction for fees, expenses, or taxes)		23.14%	11.88%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		32.39%	15.40%

(1)
Going forward, the Fund’s performance benchmark index will be the S&P Target Date 2045 Index rather than the S&P 500® Index because the S&P Target Date 2045 Index more closely represents the Fund’s investment strategy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 30, 2014 to the

Prospectus dated April 1, 2014, Revised as of April 3, 2014

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies on page 83 for the RetireSMARTSM 2050 Fund:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the first paragraph and table under Performance Information on page 87 for the RetireSMARTSM 2050 Fund:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class I, Class R5, and Class R4 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Service Class shares, adjusted for Class R4 shares to reflect Class R4 expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Since Inception (12/17/07)
Service Class	Return Before Taxes	25.48%	16.79%	4.76%
	Return After Taxes on Distributions	22.96%	15.72%	3.86%
	Return After Taxes on Distributions and Sale of Fund Shares	16.19%	13.68%	3.72%
Class I	Return Before Taxes	25.48%	16.79%	4.76%
Class R5	Return Before Taxes	25.48%	16.79%	4.76%
Administrative Class	Return Before Taxes	25.42%	16.76%	4.73%
Class A	Return Before Taxes	17.74%	14.99%	3.36%
Class R4	Return Before Taxes	25.18%	16.50%	4.51%
Class R3	Return Before Taxes	24.60%	15.95%	4.02%
S&P Target Date 2050 Index(1) (reflects no deduction for fees, expenses, or taxes)		24.13%	15.27%	4.74%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		32.39%	17.94%	6.21%

(1)
Going forward, the Fund’s performance benchmark index will be the S&P Target Date 2050 Index rather than the S&P 500® Index because the S&P Target Date 2050 Index more closely represents the Fund’s investment strategy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 30, 2014 to the

Prospectus dated April 1, 2014, Revised as of April 3, 2014

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies on page 90 for the RetireSMARTSM 2055 Fund:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE